SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 10) (Management [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Management [Member]
Outstanding principal, beginning of year	$ 865	$ 593
Changes in composition of related parties	0	157
Principal disbursed during the year	53	156
Principal repaid and refinanced during the year	(121)	(41)
Outstanding principal, end of year	$ 797	$ 865